Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 11, 2022
Share-Based Compensation [Line Items]
Received share percentage		10.00%
Ordinary shares		3,635,001
Market price per share					$ 7.3
General and administrative expenses		$ 3,200,000
General and administrative expenses		$ 23,588,541	$ 10,041,684	$ 9,041,982
Class A Ordinary Share [Member]
Share-Based Compensation [Line Items]
Received share percentage		90.00%
Ordinary shares		32,715,010
Forecast [Member]
Share-Based Compensation [Line Items]
General and administrative expenses	$ 23,300,000